Note 9 - Stock-based Compensation Plan (Detail) - Activity in share option plan and stock plan (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 12, 2012	Mar. 29, 2011	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Outstanding at beginning of year			141,677	140,870
Outstanding at beginning of year (in Dollars per share)			$ 28.00	$ 28.00
Granted	1,375	119,213	1,375	26,500	122,662
Granted (in Dollars per share)	$ 15.20	$ 24.00	$ 16.00	$ 24.00	$ 24.00
Forfeited		15,503	(568)	(30,031)	(21,071)
Forfeited (in Dollars per share)			$ 95.94	$ 84.00	$ 132.00
Beginning of Year [Member]
Outstanding at beginning of year				144,401	42,810
Outstanding at beginning of year (in Dollars per share)				$ 40.00	$ 172.00
End of Year [Member]
Outstanding and expected to vest at end of year				140,870	144,401
Outstanding and expected to vest at end of year (in Dollars per share)				$ 28.00	$ 40.00